OTHER INCOME - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Government Grants [Abstract]
Grants	$ 2,106	$ 1,784	$ 1,774
Gain on divestment in associates	0	0	12,242
Proceeds from PRV sale	0	21,279	0
Other	71	286	507
Total	$ 2,177	$ 23,349	$ 14,523